N-6	Aug. 18, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective COLI VUL
Entity Central Index Key	0001821985
Entity Investment Company Type	N-6
Document Period End Date	Aug. 18, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

The Sub-Adviser The Putnam Advisory Company, LLC in the "APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Prospectus is hereby deleted and replaced with Templeton Asset Management Ltd. for the following funds:

●	Putnam VT Focused International Equity Fund
●	Putnam VT Global Asset Allocation Fund
●	Putnam VT International Value Fund

Protective Executive Benefits Registered VUL [Member]
Item 2. Key Information [Line Items]
Prospectuses Available [Text Block]

The Sub-Adviser The Putnam Advisory Company, LLC in the "APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Prospectus is hereby deleted and replaced with Templeton Asset Management Ltd. for the following funds:

Protective Executive Benefits Registered VUL [Member] | Putnam VT Focused International Equity Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Focused International Equity Fund
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.
Protective Executive Benefits Registered VUL [Member] | Putnam VT Global Asset Allocation Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Global Asset Allocation Fund
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.
Protective Executive Benefits Registered VUL [Member] | Putnam VT International Value Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT International Value Fund
Portfolio Company Subadviser [Text Block]	Templeton Asset Management Ltd.